UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CFMT 2024-R1, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0002038645 (Cascade Funding Mortgage Depositor, LLC)
Central Index Key Number of issuing entity (if applicable):____________
Central Index Key Number of underwriter (if applicable):______________

Kenneth Nick
Telephone 212 878-3242
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  September 27, 2024

CASCADE FUNDING MORTGAGE DEPOSITOR, LLC
(Securitizer)

By:	/s/ Kenneth Nick
Name:	Kenneth Nick
Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99. 1	Disclosures required by Rule 15Ga-2 for SitusAMC.

Schedule 1 — Narrative
Schedule 2 — Compliance & Data Integrity Report — Rating Agency Grades
Schedule 3 — Compliance & Data Integrity Report — Exception Grades
Schedule 4 — Compliance & Data Integrity Report — Valuation Summary
Schedule 5 — Compliance & Data Integrity Report — Supplemental Data
Schedule 6 — Compliance & Data Integrity Report — Supplemental HELOC
Schedule 7 — Compliance & Data Integrity Report — Business Purpose
Schedule 8 — Compliance & Data Integrity Report — Data Integrity Summary
Schedule 9 — Pay History Report — Servicing Pay History Limited
Schedule 10 — Pay History Report — Delinquency Summary